Segment information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Total revenues	$ 2,329,460	$ 8,748,945
Total cost of revenues	2,017,374	8,260,142
Total gross profit	312,086	488,803
Total revenues	2,329,460	8,748,945
Projects [Member]
Segment Reporting [Line Items]
Total revenues	1,333,893	8,148,629
Total cost of revenues	1,199,323	7,743,337
Total gross profit	134,570	405,292
Products [Member]
Segment Reporting [Line Items]
Total revenues	807,945	471,144
Total cost of revenues	652,795	400,783
Total gross profit	155,150	70,361
Services [Member]
Segment Reporting [Line Items]
Total revenues	187,622	129,172
Total cost of revenues	165,256	116,022
Total gross profit	22,366	13,150
Over Time [Member]
Segment Reporting [Line Items]
Total revenues	1,333,893	8,148,629
Point In Time [Member]
Segment Reporting [Line Items]
Total revenues	$ 995,567	$ 600,316